Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	BlackRock Value Opportunities Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000230382
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2017
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017